Restructuring And Other Related Charges (Schedule Of Restructuring Reserve By Type Of Cost) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Costs incurred	$ 152.4	$ 97.5	$ 102.3
Cost of sales
Costs incurred	25.4	31.9	32.1
Selling, general and administrative expenses
Costs incurred	$ 127.0	$ 65.6	$ 70.2